Lease Arrangements - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Current portion (classified under other current liabilities)	$ 95	$ 498
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities (Notes 9 and 17)	Other current liabilities (Notes 9 and 17)
Noncurrent portion	$ 3	$ 94
Lease liabilities	$ 98	$ 592